Basis of Presentation and General Information - Additional Information (Details)	Dec. 31, 2020 item
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of additional public common stock offerings	5
Number of additional public preferred stock offerings	3
Number of subsidiaries	50
Number of drybulk vessels	42
Number of newbuild vessels	2